OPERATIONS AND GOING CONCERN (Details Narrative) - USD ($)				3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 09, 2023	Mar. 07, 2023	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Net loss				$ 1,592,557	$ 3,561,562	$ 7,313,035	$ 7,020,137
Net cash in operations				215,544	669,504	2,499,518	2,730,596
Stockholders' deficit	$ 4,544,952			4,544,952	$ 4,362,006	3,765,395	4,124,858	$ 2,857,654
Cash	76,609			76,609		39,788	$ 703,825
Proceeds from sale on notes				230,000		$ 760,000
Payments for advance to refinancing				$ 234,965
Subsequent Event [Member]
Subsequent Event [Line Items]
Withdrawal		$ 85,000	$ 200,000
Line of credit	$ 5,000,000	$ 85,000	$ 200,000